Document And Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Oct. 23, 2018
Registrant Name	RBB FUND, INC.
Central Index Key	0000831114
Amendment Flag	false
Document Creation Date	Oct. 23, 2018
Document Effective Date	Oct. 23, 2018
Prospectus Date	Oct. 23, 2018